CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 20,007		$ 3,000	$ 17,966	$ (959)
Balance, shares at Dec. 31, 2011			200
Recapitalization of Grilled Cheese Truck	(1,122,971)		5,443	(17,966)	(1,110,448)
Recapitalization of Grilled Cheese Truck, shares			8,442,300
Beneficial conversion feature of warrants issued concurrent with notes	79,186			79,186
Net loss	(1,192,452)				(1,192,452)
Balance at Dec. 31, 2012	(2,216,230)		8,443	79,186	(2,303,859)
Balance, shares at Dec. 31, 2012			8,442,500
Recapitalization of Grilled Cheese Truck
Beneficial conversion feature of warrants issued concurrent with notes	89,743			89,743
Fair value of warrants for services	422,296			422,296
Fair value of options to employee	82,394			82,394
Shares issued in connection with asset purchase agreement	500,000		500	499,500
Shares issued in connection with asset purchase agreement, shares			500,000
Fair value of warrants in connection with asset purchase agreement	128,993			128,993
Shares issued for services	25,000		25	24,975
Shares issued for services, shares			25,000
Shares issued in connection with consulting agreements	743,500		766	742,734
Shares issued in connection with consulting agreements, shares			766,000
Shares issued in connection with conversion of accounts payable	56,571		56,571	56,514
Shares issued in connection with conversion of accounts payable, shares			56,571
Shares issued in connection with conversion of convertible notes payable	665,045		1,897	663,148
Shares issued in connection with conversion of convertible notes payable, shares			1,896,833
Shares issued in connection with conversion of interest	1,176		2	1,174
Shares issued in connection with conversion of interest, shares			2,353
Shares issued in connection with issuance of convertible notes payable	8,000		8	7,992
Shares issued in connection with issuance of convertible notes payable, shares			8,000
Shares issued in connection with subscription agreement	130,000		104	129,896
Shares issued in connection with subscription agreement, shares			104,000
Beneficial conversion feature recognized in connection with issuance of convertible notes payable	100,000			100,000
Net loss	(5,612,919)				(5,312,919)
Balance at Dec. 31, 2013	$ (4,876,431)		$ 11,802	$ 3,028,545	$ (7,916,778)
Balance, shares at Dec. 31, 2013			11,801,257